Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	550,000,000	350,000,000	350,000,000
Common stock, shares issued	245,315,000	230,498,005	205,277,990
Common stock, shares outstanding	235,165,000	230,498,005	205,277,990
Common stock shares held in escrow	10,150,000